UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statement Of Comprehensive Income Abstract
Loss for the period	$ (10,074)	$ (11,797)
Items that will be reclassified subsequently to profit or loss
Foreign exchange translation differences	5	147
Other comprehensive income/(loss)	5	147
Total Comprehensive Loss (all attributable to owners of the parent)	$ (10,069)	$ (11,650)